SHORT TERM AND LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Underlying Assets of Repurchase Agreements when Amount of Repurchase Agreements Exceeds 10 Percent of Assets [Table Text Block]
The following table presents certain information for securities sold under agreements to repurchase:

	2013	2012
	(Dollars in thousands)
Balance at December 31	$6,305	$15,848
Weighted average interest rate at December 31	0.37%	0.27%
Maximum amount outstanding at any month-end during the year	$17,300	$24,923
Average daily balance outstanding during the year	$13,516	$21,636
Average annual interest rate paid during the year	0.25%	0.33%